Summary Information for Restricted Stock Awards and Incentive Compensation Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Stock - Service Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2016	288,563
Number of Awards, Awarded	73,550
Number of Awards, Distributed	(51,849)
Number of Awards, Forfeited	(2,947)
Number of Awards, December 31, 2016	307,317	288,563
Weighted-Average Grant-Date Fair Value, January 1, 2016	$ 120.92
Weighted-Average Grant-Date Fair Value, Awarded	128.48	$ 154.26	$ 126.88
Weighted-Average Grant-Date Fair Value, Distributed	104.82
Weighted-Average Grant-Date Fair Value, Forfeited	129.59
Weighted-Average Grant-Date Fair Value, December 31, 2016	$ 125.36	$ 120.92
Restricted Stock - Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2016	36,607
Number of Awards, Awarded	75,421
Number of Awards, Forfeited	(711)
Number of Awards, December 31, 2016	111,317	36,607
Weighted-Average Grant-Date Fair Value, January 1, 2016	$ 117.76
Weighted-Average Grant-Date Fair Value, Awarded	124.41	$ 108.53	129.14
Weighted-Average Grant-Date Fair Value, Forfeited	124.41
Weighted-Average Grant-Date Fair Value, December 31, 2016	$ 122.22	$ 117.76
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2016	37,340
Number of Awards, Awarded	18,570
Number of Awards, Distributed	(14,665)
Number of Awards, Forfeited	(696)
Number of Awards, December 31, 2016	40,549	37,340
Weighted-Average Grant-Date Fair Value, January 1, 2016	$ 106.45
Weighted-Average Grant-Date Fair Value, Awarded	124.41	$ 108.53	$ 109.17
Weighted-Average Grant-Date Fair Value, Distributed	107.01
Weighted-Average Grant-Date Fair Value, Forfeited	108.28
Weighted-Average Grant-Date Fair Value, December 31, 2016	$ 114.44	$ 106.45